Inventories - Summary Reconciliation Of Provision For Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Provisions for inventories at beginning of period	€ 358	€ 379
Charge to income statement	9	80
Reduction/releases	(56)	(63)
Currency translations	(1)	(32)
Others	(6)	(6)
Provisions for inventories at end of period	€ 304	€ 358